SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION
18.	SEGMENT INFORMATION
The Company’s principal operating activities are engaged in the hospitality business and provision of services pursuant to a casino contract in Macau. The Company monitors its operations and evaluates its earnings by reviewing the assets and operations of Studio City as one operating segment. As of December 31, 2025 and 2024, the Company operated in one geographical area, Macau, where it derives its revenues and its long-lived assets are located.
The Company’s capital expenditures amounted to $46,184, $64,704 and $68,924 for the years ended December 31, 2025, 2024 and 2023, respectively.
SCIH’s
Property General Manager
is the Chief Operating Decision Maker (“CODM”) of the Company.
The CODM reviews and evaluates consolidated net income as the measure of segment profit or loss and to compare the operating performance of Studio City with those of its competitors as a way to assess performance.
The CODM reviews total assets, as reported on the consolidated balance sheets.
The CODM also utilizes consolidated expense information in order to assess financial performance.
Employee expenses
mostly consists
of allocated labor costs for non-gaming operations from Melco Resorts’ subsidiaries. Depreciation and amortization expenses and interest expense, net of amount capitalized include those recorded with the consolidated statements of operations.
The following table presents the results of operations for Studio City and reconciliation to net loss attributable to Studio City International Holdings Limited for the years ended December 31, 2025, 2024 and 2023.

	Year Ended December 31,
	2025	2024	2023
Operating revenues:
Revenue from casino contract	$305,946	$259,842	$155,527
Rooms	168,011	160,721	111,733
Food and beverage	90,118	89,660	62,426
Entertainment	39,115	47,533	61,777
Services fee	68,265	59,529	40,473
Mall	19,202	18,289	10,744
Retail and other	3,909	3,571	2,858

Total operating revenues	694,566	639,145	445,538
Employee benefits expenses (1)	(155,191)	(146,096)	(103,585)
Depreciation and amortization	(212,016)	(205,060)	(169,397)
Interest expense, net of amounts capitalized	(126,266)	(133,594)	(129,567)
Other segment items (2)	(265,390)	(260,226)	(189,073)

Net loss	(64,297)	(105,831)	(146,084)
Net loss attributable to participation interest	5,532	9,105	12,567

Net loss attributable to Studio City International Holdings Limited	$(58,765)	$(96,726)	$(133,517)

(1)
“Employee
 benefits expenses” includes salaries, bonuses and incentives, benefits and allocated labor costs for non-gaming operations from Melco Resorts’ subsidiaries. Certain amounts of “Employee benefits expenses” are included in “Other segments items” as pre-opening costs and property charges and other; and with certain amounts incurred during the construction and development stage of Studio City capitalized in property and equipment.

(2)
“Other segment
 items” mainly include cost of inventories, advertising and promotions expenses, repair and maintenance expenses, utilities and fuel expenses, corporate and other non-gaming services recharged from Melco Resorts’ subsidiaries, pre-opening costs, property charges and other, interest income, other financing costs, net foreign exchange gains (losses), (loss) gain on extinguishment of debt and income tax (expense) benefit.